Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases Disclosure [Abstract]
Summary of Movement in Right-of-use Assets and Lease Liabilities
The movements in 2024 and 2023 were as follows:

Right-of-use assets	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2023	1,482	46	1,528
Additions	255	50	305
Transfers to net investment in subleases	(5)	—	(5)
Disposals	(9)	(1)	(10)
Depreciation of right-of-use assets	(236)	(21)	(257)
Impairment charges included within restructuring costs	(129)	—	(129)
Exchange adjustments	(49)	(1)	(50)
31 December 2023	1,309	73	1,382
Additions	334	24	358
Disposals	(82)	(21)	(103)
Depreciation of right-of-use assets	(197)	(16)	(213)
Impairment charges included within restructuring costs	(1)	—	(1)
Exchange adjustments	(35)	(3)	(38)
31 December 2024	1,328	57	1,385

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2023	2,162	48	2,210
Additions	238	50	288
Interest expense related to lease liabilities	103	3	106
Disposals	(11)	(2)	(13)
Repayment of lease liabilities (including interest)	(340)	(22)	(362)
Exchange adjustments	(74)	(1)	(75)
31 December 2023	2,078	76	2,154
Additions	291	16	307
Interest expense related to lease liabilities	95	3	98
Disposals	(105)	(21)	(126)
Repayment of lease liabilities (including interest)	(359)	(18)	(377)
Exchange adjustments	(33)	(3)	(36)
31 December 2024	1,967	53	2,020

Summary of Lease Expense Charged to Operating Profit and Amounts Charged to Finance Costs
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

	2024	2023	2022
	£m	£m	£m
Depreciation of right-of-use assets:
Land and buildings	(197)	(236)	(245)
Plant and machinery	(16)	(21)	(17)
Impairment charges	(1)	(129)	(34)
Short-term lease expense	(21)	(22)	(20)
Low-value lease expense	(2)	(3)	(2)
Variable lease expense	(48)	(45)	(57)
Sublease income	20	17	19
Charge to operating profit	(265)	(439)	(356)
Interest expense related to lease liabilities	(98)	(106)	(96)
Charge to profit before taxation for leases	(363)	(545)	(452)

Summary of Disclosure of Maturity of Lease Liabilities
The maturity of lease liabilities at 31 December 2024 and 2023 were as follows:

	2024	2023
	£m	£m
Within one year	353	406
Between one and two years	307	327
Between two and three years	281	282
Between three and four years	256	261
Between four and five years	235	231
Over five years	1,260	1,265
	2,692	2,772
Effect of discounting	(672)	(618)
Lease liability at end of year	2,020	2,154
Short-term lease liability	240	292
Long-term lease liability	1,780	1,862